EXHIBIT 99.1

John Deere Owner Trust 2012-B
Statement to Noteholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013
$310,000,000 Class A-2 0.43% Asset Backed Notes due February 17, 2015
$300,000,000 Class A-3 0.53% Asset Backed Notes due July 15, 2016
$99,778,000 Class A-4 0.69% Asset Backed Notes due January 15, 2019
$31,879,975 Asset Backed Certificates

Payment Date:				16-Nov-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$90,080,855.12
		(ii)	A-4 Note Pool Factor:	0.9028128

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$10,071,081.25
		per $1,000 original principal amount:		$100.93

	(e)	Total:		$10,071,081.25

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iv)	Class A-4 Notes:	$51,796.49
			per $1,000 original principal amount:	$0.52

		(v)	Total:	$51,796.49

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$121,040,577.42
		(ii)	at end of related Collection Period:	$110,950,210.40

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$121,960,830.35
		(ii)	at end of related Collection Period:	$111,889,749.10

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$125,837,302.68
		(ii)	at end of related Collection Period:	$115,299,155.34

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$80,009,773.87
		(ii)	A-4 Note Pool Factor:	0.8018779

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$100,867.15
		per $1,000 original principal amount of Notes and Certificate:		$0.09
	(b)	Amount of Servicing Fee earned:		$100,867.15
	(c)	Amount of Servicing Fee paid:		$100,867.15
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,885,213.91
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.60%

(10)	(i)	Aggregate amount of net losses for the collection period:		$58,252.21
	(ii)	Cumulative amount of net losses:		$1,144,262.45
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.11%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$129,861.12
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%